Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details)	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2021	$ 25,700
Imputed interest	(628)
Total operating lease liability	$ 25,072